Pension, Savings, And Other Employee Benefits (Schedule Of Balances Reflected In Accumulated Other Comprehensive Income On Pre-Tax Basis) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service cost/(credit)	$ 1,280	$ 1,678
Net actuarial (gain)/loss	324,513	324,081
Total	325,793	325,759
Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Net transition (asset)/obligation	0	736
Prior service cost/(credit)	639	630
Net actuarial (gain)/loss	480	(7,472)
Total	$ 1,119	$ (6,106)